Warrant Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class Of Warrant Or Right [Line Items]
Summary of Changes in Warrant Liabilities Activity

The following represents a summary of the warrant liabilities activity during the six months ended June 30, 2022:

	Series A-4	Private Placement
	Warrants	Warrants	Total
Balance at December 31, 2021	$15,821	$—	$15,821
Assumed upon Business Combination	—	8,140	8,140
Changes in fair value	926	(7,010)	(6,084)
Conversion and exchange upon Business Combination	(16,747)	—	(16,747)
Balance at June 30, 2022	$—	$1,130	$1,130

Summary of Weighted Average Assumptions of Fair Value of Liabilities

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at June 30, 2022 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Earnout liability (See Note 14)	$6,190	$—	$—	$6,190
Private placement warrant liability (see Note 13)	1,130	—	—	1,130
One S.r.l. call option (see Note 11)	3,062	—	—	3,062
Total liabilities measured at fair value	$10,382	$—	$—	$10,382

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following at December 31, 2021 (in thousands):

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible promissory notes (see Note 12)	$27,128	$—	$—	$27,128
Legacy Gelesis preferred stock warrants (See Note 13)	15,821	—	—	15,821
One S.r.l. call option (see Note 11)	2,416	—	—	2,416
Total liabilities measured at fair value	$45,365	$—	$—	$45,365

	December 31, 2021	December 31, 2020

Risk free rate	1.26%	0.47%
Expected term	5.04	5.76
Dividend yield	0.00%	0.00%
Expected volatility	24.28%	19.0%
Exercise price	$11.50	$11.50
Unit Price	$9.96	$10.15

Gelesis
Class Of Warrant Or Right [Line Items]
Summary of Weighted Average Assumptions of Fair Value of Liabilities

		Fair Value Measurements
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible promissory notes (see Note 12)	$27,128	$—	$—	$27,128
Preferred stock warrants	15,821	—	—	15,821
One Srl call option (see Note 11)	2,416	—	—	2,416
Total liabilities measured at fair value	$45,365	$—	$—	$45,365

Schedule of warrants outstanding

Summary of Outstanding Warrants

The following represents a summary of the warrants outstanding at December 31, 2021:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
August 2013	Liability	Series A-4 redeemable convertible preferred stock (“Series A-4”)	708,493
October 2020	Equity	Common stock	522,009

The following represents a summary of the warrants outstanding at December 31, 2020:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
April 2011	Liability	Series A-1 redeemable convertible preferred stock (“Series A-1”)	74,784
June 2012	Liability	Series A-3 redeemable convertible preferred stock (“Series A-3”)	238,189
August 2013	Liability	Series A-4 redeemable convertible preferred stock (“Series A-4”)	708,493
October 2020	Equity	Common stock	522,009

Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Summary of Weighted Average Assumptions of Fair Value of Liabilities

The following weighted-average assumptions were used to determine the fair value of the Private Placement Warrant liability at June 30, 2022:

Private Placement Warrants
Expected term	4.5 years
Expected volatility	62.0%
Expected dividend yield	0.0%
Risk free interest rate	3.0%
Price of Gelesis Common Stock	$1.55
Exercise price of warrants	$11.50